Intangible Exploration and Evaluation Assets - Narrative (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Reduction of the original impairment loss		$ 7,937,000	$ 14,500,000
Canada [member]
Disclosure of detailed information about intangible assets [line items]
Intangible exploration and evaluation assets		500,000	500,000
South Alamein Concession [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible exploration and evaluation assets		0	12,500,000
South Ghazalat [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible exploration and evaluation assets		29,200,000	23,200,000
North West Gharib Concession [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible exploration and evaluation assets		4,000,000	0
Intangible exploration and evaluation assets [member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss		7,937,000	14,500,000
Intangible exploration and evaluation assets [member] | South Alamein Concession [Member]
Disclosure of detailed information about intangible assets [line items]
Non-cash impairment loss on its exploration and evaluation assets		7,900,000
Impairment loss		8,300,000
Intangible exploration and evaluation assets [member] | North West Sitra Concession [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss			$ 14,500,000
Impairment recovery		$ 400,000
Reduction of the original impairment loss	$ 400,000